Segmented information (Details) $ in Thousands	12 Months Ended
	Oct. 31, 2023 CAD ($) segment	Oct. 31, 2022 CAD ($)
Segmented Information
Number of operating segments | segment	2
Revenue	$ 487,669	$ 356,852
Gross profit (loss)	131,314	100,952
(Loss) income from operations	(41,425)	(72,310)
Current assets	68,645	64,060
Non-current assets	164,756	210,683
Current liabilities	58,137	59,941
Non-current liabilities	41,598	52,769
Canada
Segmented Information
Revenue	431,694	290,437
Gross profit (loss)	104,827	66,997
(Loss) income from operations	(8,659)	(28,833)
Current assets	55,787	43,786
Non-current assets	126,579	139,854
Current liabilities	50,968	37,064
Non-current liabilities	37,308	48,861
USA
Segmented Information
Revenue	52,780	59,870
Gross profit (loss)	24,576	29,724
(Loss) income from operations	(30,137)	(46,527)
Current assets	11,386	18,482
Non-current assets	34,006	58,765
Current liabilities	5,958	20,947
Non-current liabilities	3,814	3,908
International.
Segmented Information
Revenue	3,195	6,545
Gross profit (loss)	1,911	4,231
(Loss) income from operations	(2,629)	3,050
Current assets	1,472	1,791
Non-current assets	4,171	12,064
Current liabilities	1,211	1,930
Non-current liabilities	475
Retail
Segmented Information
Revenue	485,565	352,458
Gross profit (loss)	131,788	99,454
(Loss) income from operations	(9,559)	(47,010)
Current assets	48,789	32,672
Current liabilities	22,459	29,594
Wholesale
Segmented Information
Revenue	1,687	4,272
Gross profit (loss)	(882)	1,379
(Loss) income from operations	(4,678)	(1,668)
Current assets	5,747	11,703
Current liabilities	1,321	2,599
Corporate
Segmented Information
Revenue	417	122
Gross profit (loss)	408	119
(Loss) income from operations	(27,188)	(23,632)
Current assets	14,109	19,685
Current liabilities	$ 34,357	$ 27,748